INVESTMENTS - Changes in investments (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
INVESTMENTS
Balances at beginning of the period	R$ 144,433
Equity	117,262	R$ 734	R$ 752
Balances at end of the period	356,290	144,433
Joint ventures
INVESTMENTS
Balances at beginning of the period	144,433	104,251
Equity	(4,233)	734
Equity - Remeasurement of equity interest (Note 1.c)	80,400
Equity - Fair value of the remeasurement of equity interest (Note 1.c)	41,095
Capital contribution - property, plant and equipment and intangible assets (Notes 1.c., 13 and 14)	229,961
Write-off due to sale of investments (Note 1.c)	(134,144)
Equity transactions	2,182
Result of subsidiary FiBrasil before disposal	(1,789)
Other comprehensive income	(1,615)	39,448
Balances at end of the period	356,290	144,433	104,251
Joint ventures | FiBrasil Infraestrutura e Fibra Otica S.A. ("FiBrasil")
INVESTMENTS
Equity	(8,116)
Equity - Remeasurement of equity interest (Note 1.c)	80,400
Equity - Fair value of the remeasurement of equity interest (Note 1.c)	41,095
Capital contribution - property, plant and equipment and intangible assets (Notes 1.c., 13 and 14)	229,961
Write-off due to sale of investments (Note 1.c)	(134,144)
Equity transactions	2,182
Result of subsidiary FiBrasil before disposal	(1,789)
Balances at end of the period	209,589
Joint ventures | Companhia ACT de Participacoes ("ACT")
INVESTMENTS
Balances at beginning of the period	14	9
Equity	5	5
Balances at end of the period	19	14	9
Joint ventures | Companhia AIX de Participacoes ("AIX")
INVESTMENTS
Balances at beginning of the period	8,664	8,580
Equity	693	84
Balances at end of the period	9,357	8,664	8,580
Joint ventures | Alianca Atlantica Holding B.V. ("Alianca")
INVESTMENTS
Balances at beginning of the period	134,977	95,324
Equity	3,185	645
Other comprehensive income	(1,186)	39,008
Balances at end of the period	136,976	134,977	95,324
Joint ventures | Other investments
INVESTMENTS
Balances at beginning of the period	778	338
Other comprehensive income	(429)	440
Balances at end of the period	R$ 349	R$ 778	R$ 338